CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Statement Of Income And Comprehensive Income [Abstract]
Net income	$ 50,331	$ 46,148	$ 43,668	$ 3,055	$ 32,707	$ 22,096	$ 36,694	$ 34,044	$ 143,202	$ 125,541	$ 127,493
Foreign currency translation adjustments, net of tax of $(5,605), $(3,650) and $11,176									9,145	5,955	(18,234)
Reclassification of a cash flow hedge into earnings, net of tax of $1,349, $2,626 and $(3,180)									(2,201)	(4,284)	5,188
Unrealized gain on cash flow hedges, net of tax of $(2,444), $(4,434) and $(4,450)									3,987	7,234	7,260
Other comprehensive income (loss), net of tax of $(6,700), $(5,458) and $3,546									10,931	8,905	(5,786)
Comprehensive income									$ 154,133	$ 134,446	$ 121,707